Quarterly Holdings Report
for
Fidelity® Series Intrinsic Opportunities Fund
October 31, 2021
O2T-NPRT1-1221
1.951017.108
Common Stocks - 88.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.9%
Entertainment - 0.0%
GAMEVIL, Inc. (a)	15,000	950,422
GungHo Online Entertainment, Inc.	250,000	4,690,219
Nihon Falcom Corp.	35,000	418,056
		6,058,697
Interactive Media & Services - 0.5%
Cars.com, Inc. (a)	550,000	7,161,000
Dip Corp.	535,000	19,195,433
Hello Group, Inc. ADR	5,000	62,250
JOYY, Inc. ADR (b)	600,000	30,234,000
XLMedia PLC (a)	125,000	76,981
Zappallas, Inc. (c)	700,000	3,463,592
ZIGExN Co. Ltd.	1,950,000	6,940,400
		67,133,656
Media - 1.0%
AMC Networks, Inc. Class A (a)(b)	125,000	4,973,750
Cogeco Communications, Inc.	25,000	2,147,099
Comcast Corp. Class A	500,000	25,715,000
Corus Entertainment, Inc. Class B (non-vtg.) (b)	400,000	1,813,187
Discovery Communications, Inc.:
Class A (a)	1,000,300	23,447,032
Class C (non-vtg.) (a)	1,750,000	39,480,000
DMS, Inc.	250,000	3,308,436
F@N Communications, Inc.	525,000	2,081,512
Gendai Agency, Inc. (c)	850,000	2,535,764
Gray Television, Inc.	50,000	1,172,000
Hyundai HCN	2,250,049	9,018,472
Interspace Co. Ltd.	20,000	181,829
Pico Far East Holdings Ltd.	10,600,000	1,757,471
Proto Corp.	100,000	1,235,100
RKB Mainichi Broadcasting Corp.	3,000	158,629
Sky Network Television Ltd. (a)	350,000	476,539
Trenders, Inc.	148,291	1,272,699
ViacomCBS, Inc. Class B	350,000	12,677,000
WOWOW INC.	250,000	5,090,555
		138,542,074
Wireless Telecommunication Services - 0.4%
KDDI Corp.	1,250,000	38,225,009
Okinawa Cellular Telephone Co.	525,000	23,654,538
		61,879,547
TOTAL COMMUNICATION SERVICES		273,613,974
CONSUMER DISCRETIONARY - 18.5%
Auto Components - 6.0%
Adient PLC (a)	1,800,000	74,916,000
ASTI Corp.	120,000	1,909,516
Brembo SpA	25,000	328,015
Brembo SpA	1	13
Burelle SA	1,700	1,300,962
Chita Kogyo Co. Ltd.	10,000	60,744
Cie Automotive SA	200,000	5,437,824
Cooper-Standard Holding, Inc. (a)(b)	700,084	18,160,179
DaikyoNishikawa Corp.	1,455,653	8,747,495
Eagle Industry Co. Ltd.	300,000	3,204,490
Exedy Corp.	15,000	223,437
G-Tekt Corp. (c)	2,918,382	36,383,358
Gentex Corp.	250,000	8,847,500
Hankook & Co.	20,352	290,040
Hi-Lex Corp.	249,937	3,996,746
Hu Lane Associate, Inc.	10,000	48,124
Hyundai Mobis	700,000	150,542,818
IJTT Co. Ltd.	1,711,631	8,874,227
Johnson Electric Holdings Ltd.	10,000	22,209
Lear Corp.	1,650,000	283,552,500
Linamar Corp.	2,675,000	147,129,323
Murakami Corp.	35,000	797,664
Nokian Tyres PLC	5,000	187,272
Patrick Industries, Inc.	20,000	1,558,200
Piolax, Inc.	924,000	13,292,122
Plastic Omnium SA	760,000	21,050,298
Seoyon Co. Ltd.	425,000	5,693,302
Strattec Security Corp. (a)	35,000	1,213,450
TBK Co. Ltd. (c)	1,800,000	6,456,961
Topre Corp.	317,509	3,672,640
TPR Co. Ltd.	883,400	11,256,869
Yorozu Corp. (c)	1,852,000	19,343,473
		838,497,771
Automobiles - 0.0%
Kabe Husvagnar AB (B Shares)	25,000	643,340
Renault SA (a)	10,000	359,054
		1,002,394
Distributors - 0.1%
Doshisha Co. Ltd.	350,000	5,484,004
Harima-Kyowa Co. Ltd.	150,000	2,253,599
Headlam Group PLC	125,000	778,363
Nakayamafuku Co. Ltd.	200,000	711,514
SPK Corp.	30,000	371,517
Yagi & Co. Ltd.	450,000	5,610,984
		15,209,981
Diversified Consumer Services - 0.7%
Cross-Harbour Holdings Ltd.	1,300,000	1,921,470
Heian Ceremony Service Co. Ltd.	500,000	3,930,502
Kukbo Design Co. Ltd.	200,000	4,230,647
MegaStudy Co. Ltd. (c)	1,086,945	12,838,932
MegaStudyEdu Co. Ltd. (c)	1,000,420	65,523,738
Multicampus Co. Ltd.	60,000	1,920,532
Step Co. Ltd.	217,000	3,381,870
Tear Corp.	25,000	107,086
Tsukada Global Holdings, Inc. (a)	1,000,000	2,986,051
YDUQS Participacoes SA	5,000	18,480
		96,859,308
Hotels, Restaurants & Leisure - 0.2%
Betsson AB (B Shares)	675,000	4,700,163
Fairwood Holdings Ltd.	200,000	425,165
Kindred Group PLC (depositary receipt)	200,000	2,794,597
Playtech Ltd. (a)	100,000	952,511
Renaissance, Inc.	1,000	10,720
Ride On Express Holdings Co. Lt	50,000	624,700
The Restaurant Group PLC (a)	19,248,612	23,260,593
Tosho Co. Ltd.	5,000	85,713
		32,854,162
Household Durables - 2.6%
Ace Bed Co. Ltd.	250,145	10,143,648
Avantia Co. Ltd.	650,000	4,910,120
Bellway PLC	100,000	4,534,006
Cuckoo Holdings Co. Ltd.	200,000	3,841,670
Emak SpA	1,200,000	2,788,272
FJ Next Co. Ltd.	1,100,000	9,783,379
Fuji Corp. Ltd.	50,000	302,522
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	6,850,581	39,195,066
Haier Smart Home Co. Ltd.	1,600	5,984
Hamilton Beach Brands Holding Co.:
Class A	125,000	1,875,000
Class B (a)	125,000	1,875,000
Helen of Troy Ltd. (a)(b)	375,000	84,356,250
Hinokiya Holdings Co. Ltd.	25,000	504,271
Mohawk Industries, Inc. (a)	500,010	88,606,772
Nittoh Corp.	25,000	102,155
Open House Co. Ltd.	150,000	9,565,959
Portmeirion Group PLC (a)	50,000	465,307
Pressance Corp.	700,000	11,601,789
Sanei Architecture Planning Co. Ltd.	660,000	10,313,689
Taylor Morrison Home Corp. (a)	2,500,000	76,325,000
Wellpool Co. Ltd.	158,000	346,698
		361,442,557
Internet & Direct Marketing Retail - 0.1%
Aucnet, Inc.	75,000	1,553,403
CROOZ, Inc. (a)(b)	40,000	429,019
Danawa Co. Ltd.	50,000	1,193,229
Hamee Corp. (b)	50,000	543,054
Hyundai Home Shopping Network Corp.	10,000	597,199
Moneysupermarket.com Group PLC	1,000,000	2,901,326
Papyless Co. Ltd.	58,800	711,699
Vipshop Holdings Ltd. ADR (a)	150,000	1,674,000
		9,602,929
Leisure Products - 0.0%
Dream International Ltd.	448,000	164,678
Mars Group Holdings Corp.	550,000	7,995,583
		8,160,261
Multiline Retail - 0.4%
Big Lots, Inc.	105,000	4,646,250
Grazziotin SA	400,000	3,260,215
Gwangju Shinsegae Co. Ltd. (c)	97,372	16,043,670
Lifestyle China Group Ltd. (a)	12,500,000	1,686,910
Lifestyle International Holdings Ltd. (a)	11,700,000	6,135,338
Macy's, Inc.	700,000	18,529,000
Max Stock Ltd.	200,000	816,597
Ryohin Keikaku Co. Ltd.	100,000	1,970,624
Treasure Factory Co. Ltd. (c)	800,000	6,451,834
		59,540,438
Specialty Retail - 6.6%
Arcland Sakamoto Co. Ltd.	525,000	7,852,889
AT-Group Co. Ltd.	1,000,000	11,841,148
Bed Bath & Beyond, Inc. (a)	500,000	7,020,000
DCM Holdings Co. Ltd.	25,000	243,753
Foot Locker, Inc.	1,700,000	81,039,000
Formosa Optical Technology Co. Ltd.	751,383	1,562,402
Fuji Corp. (c)	1,300,580	13,694,131
Genesco, Inc. (a)(b)	325,000	19,691,750
Goldlion Holdings Ltd.	9,300,000	2,008,097
Guess?, Inc. (b)(c)	3,300,000	68,343,000
Handsman Co. Ltd. (c)	743,100	11,428,136
Hour Glass Ltd.	22,500,000	32,703,003
IA Group Corp.	18,200	570,192
International Housewares Retail Co. Ltd.	999,600	348,167
JB Hi-Fi Ltd.	250,000	9,495,276
JD Sports Fashion PLC	30,000,000	446,694,718
Jumbo SA	1,725,000	25,604,244
K's Holdings Corp.	1,700,000	17,548,625
Ku Holdings Co. Ltd.	625,000	5,861,238
Leon's Furniture Ltd.	225,000	4,581,448
Lookers PLC (a)	1,534,541	1,344,061
Mandarake, Inc.	180,000	948,351
Mr. Bricolage SA (a)	311,600	3,872,253
Nafco Co. Ltd.	640,400	9,686,983
Nitori Holdings Co. Ltd.	40,000	7,348,420
Nojima Co. Ltd.	51,000	1,118,483
Padini Holdings Bhd	2,000,000	1,516,542
Sally Beauty Holdings, Inc. (a)	3,000,200	45,783,052
Samse SA	25,000	6,011,200
Silvano Fashion Group A/S (a)	9,800	19,946
SuperGroup PLC (a)	125,000	494,389
T-Gaia Corp.	25,000	445,453
The Buckle, Inc. (b)	1,000,000	41,620,000
Tokatsu Holdings Co. Ltd. (c)	250,000	912,509
Truworths International Ltd.	334,900	1,182,181
Urban Outfitters, Inc. (a)	1,350,000	43,105,500
Vita Group Ltd.	350,000	218,529
		933,759,069
Textiles, Apparel & Luxury Goods - 1.8%
Best Pacific International Holdings Ltd.	31,821,941	9,652,308
Bjorn Borg AB	5,000	22,037
Capri Holdings Ltd. (a)	3,100,000	165,044,000
Carter's, Inc.	15,000	1,477,800
Embry Holdings Ltd.	3,200,000	423,623
Fossil Group, Inc. (a)(b)	2,338,700	27,643,434
Gildan Activewear, Inc.	200,000	7,346,477
Hagihara Industries, Inc. (b)	241,202	3,178,984
Magni-Tech Industries Bhd	8,533,333	4,389,278
PVH Corp.	100,000	10,933,000
Sitoy Group Holdings Ltd.	10,500,000	701,754
Ted Baker PLC (a)(b)	4,411,145	8,149,778
Texwinca Holdings Ltd.	1,500,000	306,536
Youngone Holdings Co. Ltd.	258,000	10,333,591
		249,602,600
TOTAL CONSUMER DISCRETIONARY		2,606,531,470
CONSUMER STAPLES - 4.3%
Beverages - 0.9%
A.G. Barr PLC	500,000	3,397,425
Britvic PLC	6,968,131	84,681,772
C&C Group PLC (United Kingdom) (a)	520,373	1,845,910
Jinro Distillers Co. Ltd. (c)	460,240	12,314,801
Lucas Bols BV (a)(d)	120,000	1,403,846
Muhak Co. Ltd.	340,000	2,818,979
Olvi PLC (A Shares)	100,000	6,045,880
Spritzer Bhd	1,000,000	504,709
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	6,350,762	11,411,047
		124,424,369
Food & Staples Retailing - 1.0%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	100,000	3,805,753
Amsterdam Commodities NV (a)	625,000	17,556,750
Belc Co. Ltd.	25,000	1,234,163
Create SD Holdings Co. Ltd.	930,000	28,590,161
Daiichi Co. Ltd.	200,000	1,495,701
G-7 Holdings, Inc.	50,000	914,820
Genky DrugStores Co. Ltd.	400,000	19,290,658
Halows Co. Ltd.	110,000	2,702,312
MARR SpA	750,000	17,652,120
Medical Ikkou Co. Ltd.	6,000	143,706
Natural Grocers by Vitamin Cottage, Inc. (b)	40,000	487,200
Nihon Chouzai Co. Ltd.	100,000	1,440,994
OM2 Network Co. Ltd.	220,000	2,313,213
Qol Holdings Co. Ltd.	150,000	2,228,241
Retail Partners Co. Ltd.	550,000	5,749,428
Sapporo Clinical Laboratory	20,000	251,822
Satoh & Co. Ltd.	50,000	655,871
Satudora Holdings Co. Ltd. (b)(c)	325,000	6,439,551
Sprouts Farmers Market LLC (a)	250,000	5,535,000
Sugi Holdings Co. Ltd.	10,000	716,013
Valor Holdings Co. Ltd.	650,000	13,766,379
Walgreens Boots Alliance, Inc.	200,000	9,404,000
YAKUODO Holdings Co. Ltd.	150,000	3,169,572
Yuasa Funashoku Co. Ltd.	10,000	267,525
		145,810,953
Food Products - 1.8%
Ajinomoto Malaysia Bhd	1,650,000	6,415,117
Armanino Foods of Distinction	1,000,344	3,441,183
Astral Foods Ltd.	10,000	115,876
Axyz Co. Ltd.	1,000	28,314
Bakkavor Group PLC (d)	100,000	172,985
Bell AG	37,500	12,041,284
Carr's Group PLC	4,270,000	8,590,251
Cranswick PLC	450,773	21,344,926
Delfi Ltd.	13,999,920	7,994,022
Delsole Corp.	200,000	888,818
Fleury Michon SA	2,000	52,945
Fresh Del Monte Produce, Inc.	1,426,600	47,776,834
High Liner Foods, Inc.	50,000	531,270
Ingredion, Inc. (b)	800,000	76,184,000
Kaneko Seeds Co. Ltd.	150,000	1,979,586
Kaveri Seed Co. Ltd.	207,575	1,442,682
Lassonde Industries, Inc. Class A (sub. vtg.)	50,000	7,110,133
LDC SA	18,150	2,047,785
London Biscuits Bhd (a)(e)	5,000,000	24,149
M. Dias Branco SA	10,000	54,839
Nissin Foods Co. Ltd.	100,000	74,545
Nitto Fuji Flour Milling Co. Ltd.	20,000	583,685
Origin Enterprises PLC	700,000	2,710,820
Pickles Corp.	200,000	3,152,869
President Bakery PCL	16,500	35,059
Prima Meat Packers Ltd.	1,250,000	29,379,326
S Foods, Inc.	325,000	9,411,076
Shinobu Food Products Co. Ltd.	35,000	204,895
Tate & Lyle PLC	50,000	443,547
Toyo Sugar Refining Co. Ltd.	200,000	2,068,041
Tyson Foods, Inc. Class A	20,000	1,599,400
		247,900,262
Household Products - 0.0%
Transaction Co. Ltd.	200,000	2,023,111
Personal Products - 0.4%
Hengan International Group Co. Ltd.	4,000,000	20,898,400
Herbalife Nutrition Ltd. (a)	60,000	2,784,000
Sarantis SA	2,400,000	24,220,512
		47,902,912
Tobacco - 0.2%
KT&G Corp.	315,000	21,767,375
Scandinavian Tobacco Group A/S (d)	400,000	8,988,345
		30,755,720
TOTAL CONSUMER STAPLES		598,817,327
ENERGY - 9.8%
Energy Equipment & Services - 0.3%
AKITA Drilling Ltd. Class A (non-vtg.) (a)	250,000	240,385
Bristow Group, Inc. (a)	250,000	8,650,000
Cathedral Energy Services Ltd. (a)	800,000	316,742
Championx Corp. (a)	100,000	2,623,000
Geospace Technologies Corp. (a)	440,000	4,184,400
High Arctic Energy Services, Inc.	400,000	578,539
Liberty Oilfield Services, Inc. Class A (a)	658,100	8,502,652
Oil States International, Inc. (a)(b)	2,199,391	13,328,309
PHX Energy Services Corp.	25,000	101,002
Smart Sand, Inc. (a)(b)	550,000	1,254,000
Solaris Oilfield Infrastructure, Inc. Class A	250,000	1,897,500
Tidewater, Inc. warrants 11/14/24 (a)	4,764	2,344
		41,678,873
Oil, Gas & Consumable Fuels - 9.5%
Alvopetro Energy Ltd.	366,666	1,459,331
Antero Resources Corp. (a)	100,000	1,987,000
ARC Resources Ltd.	221,600	2,125,398
Baytex Energy Corp. (a)(b)	4,000,000	13,413,058
Beach Energy Ltd.	1,392,894	1,461,687
Berry Corp.	200,000	1,922,000
Birchcliff Energy Ltd. (b)	7,030,814	37,778,695
Bonanza Creek Energy, Inc.	1,200,000	67,368,000
Bonterra Energy Corp. (a)(b)	500,000	2,763,413
Cenovus Energy, Inc.:
warrants 1/1/26 (a)	520,800	3,905,158
(Canada)	6,426,000	76,846,154
China Petroleum & Chemical Corp.:
(H Shares)	225,000,000	109,627,427
sponsored ADR (H Shares)	50,000	2,434,000
CONSOL Energy, Inc. (a)	250,000	6,877,500
Delek U.S. Holdings, Inc. (a)	450,000	8,752,500
Denbury, Inc. warrants 9/18/23 (a)	38,922	1,944,154
Diamondback Energy, Inc.	75,000	8,039,250
Enterprise Products Partners LP	15,000	340,200
EQT Corp. (a)	2,000,000	39,820,000
Equitrans Midstream Corp. (b)	122,000	1,257,820
Extraction Oil & Gas, Inc. (a)	25,000	1,665,750
Frontline Ltd. (NY Shares) (a)(b)	25,000	220,250
HollyFrontier Corp.	500,000	16,900,000
Marathon Oil Corp.	500,000	8,160,000
Motor Oil (HELLAS) Corinth Refineries SA	300,000	5,091,024
Murphy Oil Corp.	4,000,000	111,320,000
NACCO Industries, Inc. Class A	173,109	5,373,303
NuVista Energy Ltd. (a)	250,000	1,238,284
Oil & Natural Gas Corp. Ltd.	77,500,616	154,112,025
Oil India Ltd.	500,056	1,501,402
Ovintiv, Inc.	2,000,000	75,040,000
Ovintiv, Inc.	10,000	375,200
PDC Energy, Inc.	400,000	20,924,000
Petronet LNG Ltd.	1,000,000	3,062,504
Peyto Exploration & Development Corp. (c)	12,474,700	98,378,371
San-Ai Oil Co. Ltd.	100,000	1,303,284
Sanrin Co. Ltd.	15,000	93,326
Sinopec Kantons Holdings Ltd.	6,000,000	2,290,341
Southwestern Energy Co. (a)(b)	50,360,100	245,757,288
Star Petroleum Refining PCL (a)	3,700,000	1,170,886
Thai Oil PCL (For. Reg.)	1,000,000	1,680,229
Total SA sponsored ADR	3,700,083	185,411,159
TransGlobe Energy Corp. (a)	30,000	79,751
Tsakos Energy Navigation Ltd. (b)	140,000	1,295,000
Unit Corp. warrants 9/3/27 (a)(b)(e)	186,865	218,701
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	412,696	4,704,734
warrants 9/1/25 (a)	206,344	2,226,452
		1,339,716,009
TOTAL ENERGY		1,381,394,882
FINANCIALS - 15.8%
Banks - 3.1%
Banco de Sabadell SA (a)	101,510	81,719
Bank Norwegian ASA	200,000	2,476,355
Bar Harbor Bankshares	360,000	10,692,000
Camden National Corp.	46,843	2,229,727
Central Valley Community Bancorp	25,000	533,250
Citizens Financial Services, Inc.	15,508	956,068
Community Trust Bancorp, Inc.	45,000	1,965,600
ConnectOne Bancorp, Inc.	10,000	337,300
Eagle Bancorp, Inc.	25,000	1,414,750
East West Bancorp, Inc.	825,000	65,571,000
F & M Bank Corp.	131,632	3,791,002
First Foundation, Inc.	25,000	665,250
First of Long Island Corp.	5,000	100,650
FNB Corp., Pennsylvania	50,000	582,500
Gunma Bank Ltd.	5,600,000	17,288,821
Hirogin Holdings, Inc.	1,000,000	5,509,248
NIBC Holding NV (b)(d)	3,175	25,692
Oak Valley Bancorp Oakdale California (b)	50,000	862,500
OFG Bancorp	1,861,516	48,213,264
Ogaki Kyoritsu Bank Ltd.	60,000	997,082
Parke Bancorp, Inc.	75,000	1,662,750
Preferred Bank, Los Angeles	10,000	685,700
San ju San Financial Group, Inc.	300,000	3,675,009
Schweizerische Nationalbank	10	55,701
Seven Bank Ltd.	100,000	211,395
Shinsei Bank Ltd. (b)	711,200	11,745,244
Sparebank 1 Oestlandet	875,000	14,417,784
Texas Capital Bancshares, Inc. (a)	150,000	9,090,000
The Keiyo Bank Ltd.	600,000	2,337,001
The San-In Godo Bank Ltd.	1,800,000	8,809,112
Washington Trust Bancorp, Inc.	25,000	1,366,500
Wells Fargo & Co.	4,250,000	217,430,000
West Bancorp., Inc.	25,000	792,500
Yamaguchi Financial Group, Inc.	1,700,000	9,490,291
		446,062,765
Capital Markets - 0.4%
ABG Sundal Collier ASA	800,000	881,639
CI Financial Corp.	1,200,000	27,362,637
Daou Data Corp.	10,000	115,692
Diamond Hill Investment Group, Inc.	25,000	5,421,500
Federated Hermes, Inc.	150,000	4,996,500
Lazard Ltd. Class A	250,000	12,247,500
Van Lanschot NV (Bearer)	94,300	2,616,259
		53,641,727
Consumer Finance - 5.6%
Aeon Credit Service (Asia) Co. Ltd.	10,300,000	6,645,588
Cash Converters International Ltd.	14,000,000	3,054,135
Discover Financial Services	2,750,032	311,633,626
Navient Corp.	1,050,000	20,685,000
Santander Consumer U.S.A. Holdings, Inc.	1,000,000	41,700,000
Synchrony Financial	8,650,759	401,827,756
		785,546,105
Diversified Financial Services - 1.2%
Fuyo General Lease Co. Ltd.	600,000	38,994,874
Jackson Financial, Inc. (a)	300,000	8,121,000
Mizuho Leasing Co. Ltd.	300,000	9,269,023
NICE Holdings Co. Ltd.	250,000	3,601,034
Ricoh Leasing Co. Ltd.	1,025,000	32,497,583
Tokyo Century Corp.	1,150,000	65,844,247
Zenkoku Hosho Co. Ltd.	150,000	7,248,698
		165,576,459
Insurance - 5.3%
AFLAC, Inc.	5,725,347	307,279,373
ASR Nederland NV	1,050,000	49,110,348
Db Insurance Co. Ltd.	1,625,000	82,158,848
FBD Holdings PLC (a)	9,811	93,681
Genworth Financial, Inc. Class A (a)	12,000,000	49,320,000
Hyundai Fire & Marine Insurance Co. Ltd.	600,000	13,424,655
Legal & General Group PLC	3,000,000	11,861,223
NN Group NV	2,022,101	108,275,259
Power Corp. of Canada (sub. vtg.)	500,000	16,653,200
Primerica, Inc.	20,000	3,364,800
Principal Financial Group, Inc.	200,000	13,418,000
Prudential Financial, Inc.	122,600	13,492,130
Qualitas Controladora S.A.B. de CV	10,000	46,323
Reinsurance Group of America, Inc.	550,700	65,026,656
Shinkong Insurance Co. Ltd.	100,000	165,559
Talanx AG	180,000	8,656,128
		742,346,183
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	1,035,600	6,471,814
Axos Financial, Inc. (a)	30,000	1,590,000
Enact Holdings, Inc.	375,000	8,617,500
Genworth Mortgage Insurance Ltd.	4,500,899	7,787,343
Greene County Bancorp, Inc. (b)	60,000	2,042,400
Hingham Institution for Savings	10,100	3,648,524
Walker & Dunlop, Inc.	1,000	130,070
		30,287,651
TOTAL FINANCIALS		2,223,460,890
HEALTH CARE - 16.0%
Biotechnology - 4.1%
Amgen, Inc.	800,000	165,576,000
Cell Biotech Co. Ltd.	375,000	5,703,920
Essex Bio-Technology Ltd.	4,066,000	2,769,719
Gilead Sciences, Inc.	850,000	55,148,000
Regeneron Pharmaceuticals, Inc. (a)	130,000	83,192,200
United Therapeutics Corp. (a)	1,375,000	262,295,000
		574,684,839
Health Care Equipment & Supplies - 0.6%
Create Medic Co. Ltd.	35,000	303,770
Fukuda Denshi Co. Ltd.	681,532	57,402,742
InBody Co. Ltd.	40,000	926,319
Interojo Co. Ltd.	5,463	137,354
Medikit Co. Ltd.	70,000	1,743,877
Meridian Bioscience, Inc. (a)	50,000	940,500
Nakanishi, Inc.	50,000	1,159,762
Paul Hartmann AG	1,000	416,160
St.Shine Optical Co. Ltd.	1,200,000	12,691,686
Value Added Technology Co. Ltd.	135,000	4,665,210
Vieworks Co. Ltd.	25,000	844,574
		81,231,954
Health Care Providers & Services - 10.3%
Anthem, Inc.	1,800,000	783,233,996
Centene Corp. (a)	180,000	12,823,200
Cigna Corp.	15,000	3,204,150
Hokuyaku Takeyama Holdings, Inc.	15,000	93,326
Humana, Inc.	375,000	173,685,000
Laboratory Corp. of America Holdings (a)	150,000	43,053,000
MEDNAX, Inc. (a)	50,000	1,361,500
Sinopharm Group Co. Ltd. (H Shares)	7,060,237	16,841,848
Tokai Corp.	375,000	7,213,541
UnitedHealth Group, Inc.	750,000	345,352,500
Universal Health Services, Inc. Class B	500,000	62,050,000
Viemed Healthcare, Inc. (a)	25,000	143,423
Yagami, Inc.	5,000	106,482
		1,449,161,966
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	40,000	11,470,800
Pharmaceuticals - 0.9%
China Medical System Holdings Ltd.	300,000	511,278
Daito Pharmaceutical Co. Ltd.	255,000	7,191,075
Dawnrays Pharmaceutical Holdings Ltd.	26,581,000	5,807,814
DongKook Pharmaceutical Co. Ltd.	415,000	7,936,042
Genomma Lab Internacional SA de CV (a)	2,700,000	2,583,544
Huons Co. Ltd.	10,513	453,536
Jazz Pharmaceuticals PLC (a)	345,000	45,898,800
Kaken Pharmaceutical Co. Ltd.	10,000	394,438
Korea United Pharm, Inc.	50,000	2,077,866
Kwang Dong Pharmaceutical Co. Ltd.	2,400,000	15,889,202
Kyung Dong Pharmaceutical Co. Ltd.	50,000	612,514
Lee's Pharmaceutical Holdings Ltd.	11,200,000	5,268,556
Luye Pharma Group Ltd. (a)(d)	4,700,000	2,241,116
Nippon Chemiphar Co. Ltd.	75,010	1,430,024
PT Tempo Scan Pacific Tbk	500,000	51,879
Samjin Pharmaceutical Co. Ltd.	2,000	43,848
Sawai Group Holdings Co. Ltd.	50,000	2,205,714
Supernus Pharmaceuticals, Inc. (a)(b)	50,000	1,492,500
Syngen Biotech Co. Ltd.	62,618	218,359
Taro Pharmaceutical Industries Ltd. (a)	185,000	10,280,450
Towa Pharmaceutical Co. Ltd.	600,000	15,425,267
		128,013,822
TOTAL HEALTH CARE		2,244,563,381
INDUSTRIALS - 10.0%
Aerospace & Defense - 0.2%
Huntington Ingalls Industries, Inc.	100,000	20,273,000
LISI	10,000	278,018
Magellan Aerospace Corp.	200,000	1,712,993
Vectrus, Inc. (a)	60,000	2,905,800
		25,169,811
Air Freight & Logistics - 0.1%
AIT Corp.	900,000	8,798,629
Onelogix Group Ltd. (a)	4,600,100	782,996
SBS Holdings, Inc.	150,000	5,336,760
		14,918,385
Building Products - 0.2%
Caesarstone Sdot-Yam Ltd.	25,000	312,000
Euro Ceramics Ltd. (a)(e)	5,000	70
InnoTec TSS AG	50,000	739,840
Kondotec, Inc.	86,600	742,938
KVK Corp.	75,000	1,499,403
Nichias Corp.	5,000	122,425
Nihon Dengi Co. Ltd.	356,600	11,889,477
Nihon Flush Co. Ltd.	386,480	3,667,354
Noda Corp.	400,000	3,075,332
Sekisui Jushi Corp.	650,000	12,109,251
Xinyi Glass Holdings Ltd.	300,000	846,347
		35,004,437
Commercial Services & Supplies - 0.4%
Asia File Corp. Bhd	5,300,100	3,174,172
BIC SA	1,000	58,089
Civeo Corp. (a)	243,058	5,485,819
CMC Corp.	30,000	332,348
Delta Plus Group	1,000	109,358
Fursys, Inc.	200,000	6,646,391
Matsuda Sangyo Co. Ltd.	150,000	4,481,786
Mitie Group PLC (a)	6,000,317	5,370,474
VSE Corp. (b)	503,200	27,952,760
		53,611,197
Construction & Engineering - 0.5%
Argan, Inc.	10,000	412,600
Boustead Projs. Pte Ltd.	2,549,475	1,909,507
Boustead Singapore Ltd.	10,300,300	7,791,106
Br Holding Corp.	25,000	94,521
Dai-Dan Co. Ltd.	50,000	1,052,742
Daiichi Kensetsu Corp.	275,000	4,842,952
Geumhwa PSC Co. Ltd.	1,000	27,896
Hokuriku Electrical Construction Co. Ltd.	125,000	1,156,583
Kawada Technologies, Inc.	25,000	864,371
Kawasaki Setsubi Kogyo Co. Ltd.	175,000	662,213
Meisei Industrial Co. Ltd.	600,000	3,575,480
Mirait Holdings Corp.	47,000	903,938
Nakano Corp.	10,000	30,032
Nippon Rietec Co. Ltd.	925,046	12,877,891
Primoris Services Corp.	5,000	134,750
Raiznext Corp.	1,925,000	20,806,127
Seikitokyu Kogyo Co. Ltd.	600,000	4,301,075
Shinnihon Corp.	75,000	548,978
Sinopec Engineering Group Co. Ltd. (H Shares)	100,000	52,696
Sumiken Mitsui Road Co. Ltd.	60,000	521,431
Sumitomo Densetsu Co. Ltd.	175,000	3,359,218
Totetsu Kogyo Co. Ltd.	250,000	5,439,377
Watanabe Sato Co. Ltd.	60,000	1,627,583
		72,993,067
Electrical Equipment - 1.0%
Acuity Brands, Inc.	450,000	92,443,500
Aichi Electric Co. Ltd.	150,000	3,696,913
AQ Group AB (a)	853,205	28,314,325
Atkore, Inc. (a)	10,000	945,300
BizLink Holding, Inc.	25,000	230,293
Canare Electric Co. Ltd.	95,000	1,425,716
Dewhurst PLC	25,000	538,867
Gerard Perrier Industrie SA	100	9,710
Hammond Power Solutions, Inc. Class A	529,700	4,879,266
Iwabuchi Corp.	10,000	490,728
Terasaki Electric Co. Ltd.	110,000	1,297,158
		134,271,776
Industrial Conglomerates - 0.1%
Mytilineos SA	800,000	14,584,096
Reunert Ltd.	300,000	995,941
Rheinmetall AG	10,000	969,190
		16,549,227
Machinery - 0.9%
Beijer Alma AB (B Shares)	1,000	25,093
Daihatsu Diesel Manufacturing Co. Ltd. (c)	3,184,000	16,484,609
Daiwa Industries Ltd.	1,100,000	12,259,698
Estic Corp.	75,135	2,901,468
Fujimak Corp. (c)	820,000	5,628,164
Fukushima Industries Corp.	100,000	3,975,599
Haitian International Holdings Ltd.	350,000	1,025,641
Hokuetsu Industries Co. Ltd.	150,000	1,276,842
Hosokawa Micron Corp.	150,000	4,149,893
Hy-Lok Corp.	150,000	2,420,894
Ihara Science Corp.	200,000	3,694,376
Impro Precision Industries Ltd. (d)	250,000	77,116
Koike Sanso Kogyo Co. Ltd.	35,000	709,422
Mitsuboshi Belting Ltd.	12,500	222,174
Mitsui Engineering & Shipbuilding Co. (a)	1,600,000	8,159,667
Nakanishi Manufacturing Co. Ltd.	250,000	2,544,847
Nansin Co. Ltd.	250,000	1,287,026
Park-Ohio Holdings Corp.	65,900	1,536,788
Sakura Rubber Co. Ltd.	41,100	1,318,350
Sansei Co. Ltd. (c)	850,000	3,462,019
Semperit AG Holding	300,000	10,109,220
Shinwa Co. Ltd.	75,000	1,457,575
SIMPAC, Inc.	2,300,000	15,465,842
Suzumo Machinery Co. Ltd.	10,000	152,561
Teikoku Sen-I Co. Ltd.	450,000	8,110,933
TK Group Holdings Ltd.	36,536,000	13,852,734
Tocalo Co. Ltd.	400,000	4,905,140
Tsubakimoto Chain Co.	1,000	29,547
Yamada Corp.	80,000	1,665,288
		128,908,526
Marine - 0.1%
Japan Transcity Corp.	1,400,000	7,444,159
Professional Services - 0.9%
ABIST Co. Ltd. (c)	260,000	6,552,300
Akka Technologies SA (a)	660,000	36,438,970
Altech Corp.	194,053	3,495,678
Applus Services SA	50,000	452,574
Artner Co. Ltd.	5,000	38,138
Barrett Business Services, Inc.	5,000	410,000
Benext-Yumeshin Group Co.	75,000	977,772
Bertrandt AG	200,000	13,062,800
Career Design Center Co. Ltd.	150,000	1,477,903
en japan, Inc.	50,000	1,985,595
Etteplan OYJ	15,000	287,844
Gakujo Co. Ltd. (b)	73,422	765,984
Hito Communications Holdings, Inc.	10,000	193,256
HRnetgroup Ltd.	25,000	15,109
JAC Recruitment Co. Ltd.	300,000	5,886,142
Kelly Services, Inc. Class A (non-vtg.)	50,000	901,500
Kforce, Inc.	11,000	712,360
McMillan Shakespeare Ltd.	2,500,000	25,745,756
Quick Co. Ltd.	600,027	7,574,044
Robert Walters PLC	5,000	58,163
SaraminHR Co. Ltd.	25,000	978,773
SHL-JAPAN Ltd.	159,600	3,507,155
TriNet Group, Inc. (a)	5,000	506,250
TrueBlue, Inc. (a)(b)	174,017	4,846,373
WDB Holdings Co. Ltd.	125,000	3,940,031
Will Group, Inc.	102,800	1,161,507
World Holdings Co. Ltd.	97,800	2,442,917
		124,414,894
Road & Rail - 0.8%
Autohellas SA (c)	2,600,000	23,864,464
Daqin Railway Co. Ltd. (A Shares)	42,000,622	41,635,086
Hamakyorex Co. Ltd.	250,000	6,931,094
Higashi Twenty One Co. Ltd.	81,718	537,066
NANSO Transport Co. Ltd.	125,000	1,169,323
Nikkon Holdings Co. Ltd.	400,000	7,814,928
SENKO Co. Ltd.	600,000	5,336,782
Stef SA	177,660	22,221,571
The Hokkaido Chuo Bus Co. Ltd.	1,000	27,918
Tohbu Network Co. Ltd.	175,000	1,442,469
Universal Logistics Holdings, Inc.	10,000	210,800
Utoc Corp.	1,600,000	7,622,554
		118,814,055
Trading Companies & Distributors - 4.7%
Alconix Corp.	18,000	271,348
Bergman & Beving AB (B Shares)	625,000	11,280,275
Canox Corp.	422,100	4,961,735
Chori Co. Ltd. (c)	1,566,400	24,976,712
Daiichi Jitsugyo Co. Ltd.	25,000	1,162,864
Green Cross Co. Ltd. (c)	612,000	5,221,940
Hanwa Co. Ltd.	200,000	6,007,708
HERIGE	60,000	3,343,152
Itochu Corp.	15,600,000	444,925,532
James Latham PLC	10,000	162,857
Kamei Corp. (c)	2,150,000	21,909,372
Lumax International Corp. Ltd.	1,588,740	4,056,722
Maruka Furusato Corp.	6,450	114,203
Mitani Shoji Co. Ltd.	2,660,000	41,171,645
Mitsubishi Corp.	1,400,000	44,517,166
Momentum Group AB (B Shares)	500,000	12,837,680
Narasaki Sangyo Co. Ltd.	70,000	1,270,743
Nishikawa Keisoku Co. Ltd.	20,000	807,288
Parker Corp.	100	447
Rasa Corp. (a)	250,000	2,072,618
Sakai Trading Co. Ltd.	30,000	665,442
Sam Yung Trading Co. Ltd.	10,000	132,379
Sanyo Trading Co. Ltd.	200,000	1,919,418
Shinsho Corp.	100,000	3,058,335
Totech Corp.	53,181	1,243,119
Yamazen Co. Ltd.	100,000	926,524
Yuasa Trading Co. Ltd.	675,000	18,039,693
		657,056,917
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	3,000,000	1,781,377
Isewan Terminal Service Co. Ltd.	300,000	1,862,281
Meiko Transportation Co. Ltd.	100,000	975,059
Qingdao Port International Co. Ltd. (H Shares) (d)	17,000,000	8,543,153
		13,161,870
TOTAL INDUSTRIALS		1,402,318,321
INFORMATION TECHNOLOGY - 5.3%
Communications Equipment - 0.0%
HF Co.	188,706	1,527,009
Electronic Equipment & Components - 1.4%
AAC Technology Holdings, Inc.	5,000	21,611
Ai Holdings Corp.	25,000	471,855
CONEXIO Corp.	10,000	128,162
Daido Signal Co. Ltd.	425,000	2,259,005
Elematec Corp.	800,000	7,983,643
FLEXium Interconnect, Inc.	25,000	86,281
Forval Corp.	1,000	10,174
Hagiwara Electric Holdings Co. Ltd.	350,000	6,619,384
Insight Enterprises, Inc. (a)	1,000	94,700
Kimball Electronics, Inc. (a)	100	2,875
Kingboard Chemical Holdings Ltd.	6,950,000	30,415,462
Lacroix SA (c)	370,000	15,654,552
Makus, Inc.	300,000	1,942,818
New Cosmos Electric Co. Ltd.	35,000	611,532
Nihon Denkei Co. Ltd.	50,000	819,280
PAX Global Technology Ltd. (e)	9,300,000	6,454,598
Redington (India) Ltd.	17,953,742	34,420,022
Riken Kieki Co. Ltd.	550,000	15,261,472
Shibaura Electronics Co. Ltd.	215,000	12,412,619
Simplo Technology Co. Ltd.	1,400,000	15,033,220
TD SYNNEX Corp.	50,000	5,250,000
Test Research, Inc.	50,000	100,377
Thinking Electronic Industries Co. Ltd.	1,600,000	9,768,361
Vontier Corp.	100,000	3,383,000
VSTECS Holdings Ltd.	20,310,900	19,239,295
Zepp Health Corp. ADR (a)	1,000	8,210
Zhejiang Dahua Technology Co. Ltd. (A Shares)	99,950	339,837
		188,792,345
IT Services - 2.6%
Amdocs Ltd.	625,000	48,650,000
Asahi Intelligence Service Co.	13,100	151,625
Avant Corp.	300,000	4,195,331
CDS Co. Ltd.	46,700	632,860
Cielo SA	3,400,000	1,319,324
Concentrix Corp.	50,000	8,884,000
Data Applications Co. Ltd.	30,200	443,042
Dimerco Data System Corp.	549,999	1,254,262
DTS Corp.	550,003	12,203,845
DXC Technology Co. (a)	100,000	3,257,000
E-Credible Co. Ltd.	240,000	4,099,070
Enea Data AB (a)	200,000	5,507,685
Estore Corp. (b)	150,000	2,248,905
Future Corp.	739,200	21,619,540
IFIS Japan Ltd.	189,800	1,147,315
Jfe Systems, Inc.	12,400	210,130
Korea Information & Communication Co. Ltd. (a)	325,000	2,570,476
KPS AG (b)	15,000	83,752
Maximus, Inc.	1,000	84,570
Neurones	12,000	493,843
Nice Information & Telecom, Inc.	150,749	4,327,701
NS Solutions Corp.	1,000	33,613
Poletowin Pitcrew Holdings, Inc.	10,000	90,167
Relia, Inc.	1,000	10,247
Societe Pour L'Informatique Industrielle SA	174,000	7,925,074
Sopra Steria Group	330,000	64,889,748
TDC Soft, Inc.	201,107	2,310,231
The Western Union Co. (b)	9,000,000	163,980,000
Wavestone	1,000	55,026
		362,678,382
Semiconductors & Semiconductor Equipment - 0.1%
Miraial Co. Ltd. (c)	600,000	8,320,201
Phison Electronics Corp.	600,000	8,414,437
Protec Co. Ltd.	5,352	122,955
Systems Technology, Inc.	5,000	70,013
		16,927,606
Software - 0.1%
Cresco Ltd.	200,000	3,660,153
Fukui Computer Holdings, Inc.	10,000	360,719
InfoVine Co. Ltd.	63,600	1,504,648
KSK Co., Ltd.	121,900	2,398,320
Linedata Services	10,000	440,436
Miroku Jyoho Service Co., Ltd.	10,000	157,886
Sinosoft Tech Group Ltd.	5,000,000	655,485
System Information Co. Ltd.	63,320	523,301
System Research Co. Ltd.	200,000	3,532,168
Uchida Esco Co. Ltd. (b)	167,600	3,299,834
		16,532,950
Technology Hardware, Storage & Peripherals - 1.1%
Chenbro Micom Co. Ltd.	100,000	270,066
Dell Technologies, Inc. (a)	900,000	98,991,000
Elecom Co. Ltd.	100,000	1,529,559
HP, Inc.	1,500,540	45,511,378
MCJ Co. Ltd.	366,800	4,129,683
TSC Auto ID Technology Corp.	200,000	1,486,802
		151,918,488
TOTAL INFORMATION TECHNOLOGY		738,376,780
MATERIALS - 3.9%
Chemicals - 2.9%
AdvanSix, Inc.	10,100	490,860
Air Water, Inc.	100,000	1,530,009
Birla Carbon Thailand PCL (For. Reg.)	50,000	68,942
C. Uyemura & Co. Ltd.	370,000	15,288,923
Ciner Resources LP (a)	10,000	162,500
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	10,000	231,152
Daishin-Chemical Co. Ltd. (c)	411,495	5,137,348
EcoGreen International Group Ltd.	1,000,000	218,495
Fuso Chemical Co. Ltd.	175,000	8,057,116
HEXPOL AB (B Shares)	5,000	58,395
Ingevity Corp. (a)	1,000	77,910
Insecticides (India) Ltd. (a)	53,200	453,465
Isamu Paint Co. Ltd. (b)	20,000	604,572
Johnson Matthey PLC	5,000	187,012
K+S AG	400,000	6,887,448
Kangnam Jevisco Co. Ltd.	10,000	213,080
KPX Holdings Corp.	12,000	677,468
Kuriyama Holdings Corp.	225,000	1,964,504
Nippon Soda Co. Ltd.	160,000	4,807,322
Okamoto Industries, Inc.	2,000	70,184
Scientex Bhd	12,153,600	13,676,836
Scientex Bhd warrants 1/14/26 (a)	810,240	266,102
Thai Rayon PCL NVDR	250,000	386,151
The Mosaic Co.	7,550,000	313,853,500
Toho Acetylene Co. Ltd.	158,100	1,703,881
Tokuyama Corp.	61,200	1,048,011
Westlake Chemical Partners LP	100	2,572
Yara International ASA	675,000	35,220,587
Yip's Chemical Holdings Ltd.	3,500,000	2,073,774
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	856,640	2,230,433
		417,648,552
Construction Materials - 0.2%
Buzzi Unicem SpA	368,500	8,592,138
Imerys SA	10,000	433,269
Mitani Sekisan Co. Ltd.	240,000	15,228,988
Yamau Holdings Co. Ltd.	5,000	30,478
		24,284,873
Containers & Packaging - 0.1%
Chuoh Pack Industry Co. Ltd.	12,000	116,223
Groupe Guillin SA	10,000	310,964
Mayr-Melnhof Karton AG	65,000	12,788,828
Packaging Corp. of America	10,000	1,373,700
Showa Paxxs Corp.	5,000	75,399
The Pack Corp.	75,000	1,992,531
		16,657,645
Metals & Mining - 0.7%
ArcelorMittal SA Class A unit	200,000	6,834,000
Chubu Steel Plate Co. Ltd.	458,800	3,318,842
CI Resources Ltd.	400,000	397,188
CK-SAN-ETSU Co. Ltd.	110,000	3,305,437
Gatos Silver, Inc.	275,200	3,329,920
Mount Gibson Iron Ltd.	33,209,314	10,492,317
Newmont Corp.	5,000	270,000
Okaya & Co. Ltd.	100	8,348
Pacific Metals Co. Ltd.	500,999	9,081,067
Perenti Global Ltd.	24,000,434	18,415,413
Rio Tinto PLC sponsored ADR (b)	100,000	6,327,000
St Barbara Ltd.	10,000,732	11,021,269
Teck Resources Ltd. Class B (sub. vtg.)	600,000	16,745,314
Warrior Metropolitan Coal, Inc.	180,000	4,314,600
Young Poong Corp.	1,000	584,173
		94,444,888
Paper & Forest Products - 0.0%
Miquel y Costas & Miquel SA	5,000	69,244
Miquel y Costas & Miquel SA rights (a)	4,994	25,150
		94,394
TOTAL MATERIALS		553,130,352
REAL ESTATE - 0.5%
Real Estate Management & Development - 0.5%
Arealink Co. Ltd.	50,000	680,454
Business One Holdings, Inc.	17,400	76,513
Century21 Real Estate Japan Ltd.	10,000	91,303
Daito Trust Construction Co. Ltd.	500,000	61,992,053
Dongwon Development Co. Ltd.	10,000	45,808
Lai Sun Garment (International) Ltd. (a)	303,370	156,354
Nisshin Group Holdings Co. (c)	2,850,000	12,745,149
Realogy Holdings Corp. (a)	25,000	433,000
Sunnexta Group, Inc.	25,000	240,555
		76,461,189
UTILITIES - 2.5%
Electric Utilities - 2.1%
Fjordkraft Holding ASA (d)	400,000	2,379,290
Holding Co. ADMIE IPTO SA	25,000	73,695
PG&E Corp. (a)	13,815,789	160,263,152
Power Grid Corp. of India Ltd.	133,333	329,174
PPL Corp.	4,500,134	129,603,859
		292,649,170
Gas Utilities - 0.4%
Busan City Gas Co. Ltd.	80,569	5,791,870
China Resource Gas Group Ltd.	1,800,000	9,670,330
GAIL India Ltd.	7,684,648	15,260,621
Hokuriku Gas Co.	75,000	2,058,723
Keiyo Gas Co. Ltd.	15,000	439,569
Seoul City Gas Co. Ltd.	100,000	14,161,822
YESCO Co. Ltd.	240,000	7,793,894
		55,176,829
Water Utilities - 0.0%
Manila Water Co., Inc. (a)	500,000	262,324
TOTAL UTILITIES		348,088,323
TOTAL COMMON STOCKS (Cost $7,867,056,392)		12,446,756,889

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany)	15,000	1,561,147
Internet & Direct Marketing Retail - 0.0%
Qurate Retail, Inc. 8.00%	1,500	163,800
TOTAL CONSUMER DISCRETIONARY		1,724,947
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	12,038	284,819
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	10,000	215,941
TOTAL INDUSTRIALS		500,760
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,379,510)		2,225,707

Nonconvertible Bonds - 0.0%
	Principal Amount (f)	Value ($)
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 4% 6/15/23 (g) (Cost $300,000)	300,000	299,191

Money Market Funds - 10.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (h)	1,434,362,878	1,434,649,750
Fidelity Securities Lending Cash Central Fund 0.06% (h)(i)	62,572,445	62,578,703
TOTAL MONEY MARKET FUNDS (Cost $1,497,228,453)		1,497,228,453

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $9,365,964,355)	13,946,510,240
NET OTHER ASSETS (LIABILITIES) - 0.9%	121,980,180
NET ASSETS - 100.0%	14,068,490,420

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,831,543 or 0.2% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	1,271,391,788	721,332,963	558,075,001	232,260	-	-	1,434,649,750	2.4%
Fidelity Securities Lending Cash Central Fund 0.06%	64,608,317	298,886,241	300,915,855	300,030	-	-	62,578,703	0.2%
Total	1,336,000,105	1,020,219,204	858,990,856	532,290	-	-	1,497,228,453

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
ABIST Co. Ltd.	6,932,227	-	-	213,155	-	(379,927)	6,552,300
Autohellas SA	22,515,025	-	-	-	-	1,349,439	23,864,464
Chori Co. Ltd.	26,857,467	-	-	528,778	-	(1,880,755)	24,976,712
Daihatsu Diesel Manufacturing Co. Ltd.	14,076,296	-	-	-	-	2,408,313	16,484,609
Daishin-Chemical Co. Ltd.	5,307,556	-	-	-	-	(170,208)	5,137,348
Fuji Corp.	15,074,755	-	612,685	180,350	744	(768,683)	13,694,131
Fujimak Corp.	6,039,469	-	-	-	-	(411,305)	5,628,164
G-Tekt Corp.	41,180,031	-	-	656,783	-	(4,796,673)	36,383,358
Gendai Agency, Inc.	2,657,582	-	-	20,496	-	(121,818)	2,535,764
Green Cross Co. Ltd.	5,455,868	-	-	-	-	(233,928)	5,221,940
Guess?, Inc.	82,584,000	-	9,003,922	379,688	(1,089,123)	(4,147,955)	68,343,000
Gwangju Shinsegae Co. Ltd.	15,668,922	-	-	-	-	374,748	16,043,670
HF Co.	1,664,767	-	246,108	-	(56,082)	164,432	-
Handsman Co. Ltd.	10,485,564	-	-	(10,617)	-	942,572	11,428,136
Jinro Distillers Co. Ltd.	12,915,754	-	-	-	-	(600,953)	12,314,801
Kamei Corp.	22,302,539	-	-	302,411	-	(393,167)	21,909,372
Lacroix SA	18,703,701	-	224,152	-	100,084	(2,925,081)	15,654,552
MegaStudy Co. Ltd.	13,059,256	-	-	-	-	(220,324)	12,838,932
MegaStudyEdu Co. Ltd.	69,080,669	-	-	-	-	(3,556,931)	65,523,738
Miraial Co. Ltd.	6,787,293	-	-	43,505	-	1,532,908	8,320,201
Nisshin Group Holdings Co.	12,261,975	-	-	-	-	483,174	12,745,149
Peyto Exploration & Development Corp.	72,292,466	-	-	83,657	-	26,085,905	98,378,371
Sansei Co. Ltd.	3,579,600	-	-	-	-	(117,581)	3,462,019
Satudora Holdings Co. Ltd.	6,144,205	-	-	(4,347)	-	295,346	6,439,551
Southwestern Energy Co.	237,196,071	-	-	-	-	8,561,217	-
TBK Co. Ltd.	6,743,539	-	-	72,338	-	(286,578)	6,456,961
Tokatsu Holdings Co. Ltd.	968,506	-	-	-	-	(55,997)	912,509
Treasure Factory Co. Ltd.	7,204,776	-	-	52,416	-	(752,942)	6,451,834
Yorozu Corp.	20,561,834	-	-	193,511	-	(1,218,361)	19,343,473
Zappallas, Inc.	4,018,048	-	467,238	-	(588,268)	501,050	3,463,592
Total	770,319,761	-	10,554,105	2,712,124	(1,632,645)	19,659,937	530,508,651

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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